Note 18 - Concentrations of Credit Risk (Details) - Concentration Risk - Net Revenues In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 PICC [Member] Customer Concentration Risk [Member] Sales [Member] CNY	Dec. 31, 2012 PICC [Member] Customer Concentration Risk [Member] Sales [Member] CNY	Dec. 31, 2011 PICC [Member] Customer Concentration Risk [Member] Sales [Member] CNY	Dec. 31, 2013 Ping An Property and Casualty Insurance Company of China Ltd [Member] Customer Concentration Risk [Member] Sales [Member] CNY	Dec. 31, 2012 Ping An Property and Casualty Insurance Company of China Ltd [Member] Customer Concentration Risk [Member] Sales [Member] CNY	Dec. 31, 2011 Ping An Property and Casualty Insurance Company of China Ltd [Member] Customer Concentration Risk [Member] Sales [Member] CNY	Dec. 31, 2013 China Pacific Property Insurance Co. Ltd [Member] Customer Concentration Risk [Member] Sales [Member] CNY	Dec. 31, 2012 China Pacific Property Insurance Co. Ltd [Member] Customer Concentration Risk [Member] Sales [Member] CNY	Dec. 31, 2011 China Pacific Property Insurance Co. Ltd [Member] Customer Concentration Risk [Member] Sales [Member] CNY	Dec. 31, 2013 Customer Concentration Risk [Member] Sales [Member] CNY	Dec. 31, 2012 Customer Concentration Risk [Member] Sales [Member] CNY	Dec. 31, 2011 Customer Concentration Risk [Member] Sales [Member] CNY
Concentration Risk [Line Items]
Total net revenues from commissions and fees ($)	$ 289,995	1,755,545	1,580,234	1,510,886	346,405	330,699	331,556	248,102	185,595	181,088	204,983	208,797	184,717	799,490	725,091	697,361
Total net revenues from commissions and fees (%)					20.00%	21.00%	22.00%	14.00%	12.00%	12.00%	12.00%	13.00%	12.00%	46.00%	46.00%	46.00%